Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	1,182,416	114,892,815	17,608,094
Short-term investments	—	4,045,157,224	619,947,467
Short-term amounts due from related parties	1,474,327,047	619,608,050	94,959,088
Other current assets	—	3,578,607	548,446

Total Current assets	1,475,509,463	4,783,236,696	733,063,095

Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	4,002,882,982	3,596,657,570	551,211,888

Total non-current assets	4,002,882,982	3,596,657,570	551,211,888

Total assets	5,478,392,445	8,379,894,266	1,284,274,983

LIABILITIES
Current liabilities
Other current liabilities	542,906	4,685,129	718,027

Total current liabilities	542,906	4,685,129	718,027

Total liabilities	542,906	4,685,129	718,027

Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2019 and 2020, respectively; 225,831,214 shares issued and 224,968,102 shares outstanding as of December 31, 2019; 227,831,213 shares issued and 224,771,083 shares outstanding as of December 31, 2020)	153,044	154,483	23,676
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2019 and 2020, respectively; 76,978,677 shares issued and outstanding as of December 31, 2019; 74,978,677 shares issued and outstanding as of December 31, 2020)	51,216	49,777	7,629
Treasury shares	(20,638,881)	(56,419,225)	(8,646,625)
Additional paid-in capital	4,526,344,454	4,591,455,557	703,671,350
Accumulated other comprehensive income	119,430,738	(115,386,427)	(17,683,744)
Retained earnings	852,508,968	3,955,354,972	606,184,670

Total shareholders’ equity	5,477,849,539	8,375,209,137	1,283,556,956

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,478,392,445	8,379,894,266	1,284,274,983

Condensed statements of comprehensive income

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
General and administrative	(6,896,907)	(10,164,242)	(11,854,536)	(1,816,787)
Interest Income	12,949,945	4,831,112	1,889,711	289,611
Foreign exchange loss	—	(26,334)	(706,543)	(108,282)
Fair value change of equity investment	—	—	3,315,475,734	508,118,886
Income from equity method investments	296,639,027	396,273,356	59,992,497	9,194,251

Other income	—	—	4,725,168	724,164

Other expense	—	—	(4,184)	(641)

Net income before income taxes	302,692,065	390,913,892	3,369,517,847	516,401,202

Income tax expense	—	—	—	—
Net income	302,692,065	390,913,892	3,369,517,847	516,401,202

Other comprehensive income (loss), net of tax	109,851,694	9,977,742	(234,817,165)	(35,987,305)

Total comprehensive income, net of tax	412,543,759	400,891,634	3,134,700,682	480,413,897

Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net income	302,692,065	390,913,892	3,369,517,847	516,401,202
Fair value change of equity investment	—	—	(3,315,475,734)	(508,118,886)
Share of profit in subsidiaries, VIE and VIE’s subsidiaries	(296,639,027)	(396,273,356)	(59,992,497)	(9,194,251)

Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	3,682,656	(2,989,082)	(13,000,544)	(1,992,422)
Net cash (used in) provided by investing activities	(2,818,225,871)	(604,084,150)	456,658,680	69,986,005
Net cash provided by (used in) financing activities	3,576,481,519	(274,666,096)	(310,709,163)	(47,618,262)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	108,586,347	12,397,093	(19,238,574)	(2,948,440)
Net increase (decrease) in cash and cash equivalents and restricted cash	870,524,651	(869,342,235)	113,710,399	17,426,881

Cash and cash equivalents and restricted cash at beginning of the year	—	870,524,651	1,182,416	181,213

Cash and cash equivalents and restricted cash at end of the year	870,524,651	1,182,416	114,892,815	17,608,094

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.
The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323
Investments-Equity Method and Joint Ventures
(“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE’s and their respective profit or loss as “Equity in profits of subsidiaries and VIE’s on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.